Initial Public Offering (Details) (Detail) - USD ($)		4 Months Ended	7 Months Ended
	Jun. 09, 2020	Jun. 09, 2020	Sep. 30, 2020
Initial Public Offering [Abstract]
Proceeds received from initial public offering, gross		$ 149,500,000	$ 149,500,000
Offering costs	$ 8,800,000	8,800,000
Deferred underwriting commissions	$ 5,232,500	$ 5,232,500	$ 5,232,500
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	1,950,000	1,950,000
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	14,950,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 149,500,000
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.3	0.3
Exercise price of warrant (in dollars per share)	$ 11.50	$ 11.50
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1	1
Number of securities called by each warrant (in shares)	1	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	1,950,000
Unit price (in dollars per share)	$ 10.00	$ 10.00